Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (112,212)	$ (79,068)	$ (47,395)
Property and equipment, net	65,961	88,463	116,298
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15,406	$ 14,018	4,208
Property and equipment, useful life years	5 years	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 139,717	$ 133,885	143,229
Property and equipment, useful life years	4 years	4 years
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 23,050	$ 19,628	$ 16,256
Property and equipment, useful life years	3 years	3 years